Note 2 - Going Concern and Management's Plan	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]
(
2
)          Going Concern and Management’s Plan

The Company incurred net losses of
$287,000
in the
first
quarter of fiscal
2019
and
$3.1
million in fiscal year
2018.
These losses have contributed to an accumulated deficit of
$27.8
million as of
June 30, 2018.
The Company used cash flow in operations totaling
$945,000
and
$1.1
million in the
first
quarters of fiscal
2019
and
2018,
respectively. The Company has also experienced delays in the development of features, receipt of orders, and shipments for our new EW test system products. These delays have significantly contributed to our continued losses, liquidity concerns and accumulated deficits.

Our EW test system products have shipped to several customers, but potential delays in the refinement of features, longer than anticipated sales cycles, or the ability to efficiently manufacture our EW test system products, could significantly contribute to additional future losses and decreases in working capital.

To help fund operations, the Company relies on advances under the line of credit with Bridge Bank which expires on
May 6, 2019.
The agreement includes a subjective acceleration clause, which allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, or ability to repay the credit based on the lender’s judgement. As of
June 30, 2018,
the line of credit had an outstanding balance of
$582,000,
and additional borrowing capacity of
$143,000.

In
April 2017,
we entered into a
$1.5
million loan agreement with Partners For Growth, V L.P. (“PFG”) to provide additional cash to fund our operations. As a result of experiencing continued delays in receiving EW test system product orders in fiscal
2018,
we were unable to maintain compliance with certain financial covenants required by the PFG loan and, as a result, were subject to a default interest rate between
June 2017
and
March 2018.
On
March 26, 2018,
and concurrent with the execution of certain stock purchase agreements for the sale of new Series E Convertible Preferred Stock and conditional upon the sale of at least
$1.0
million in gross proceeds thereof, the Company and PFG entered into a modification agreement which provided for the restructuring of certain terms of the PFG loan including resetting of the financial covenants for the remaining loan term (see Note
6,
Term Loans, Revolving Line of Credit and Warrants).

In order to raise additional working capital and to restructure the PFG loan, on
March 26, 2018,
the Company entered into a Securities Purchase Agreement for the sale of
43,800
shares of a newly designated series of
6.0%
Series E Senior Convertible Voting Perpetual Preferred Stock (“Series E Shares”) to approximately
15
private investors. The purchase price for each Series E Share was
$25.00.
Gross proceeds received by the Company were approximately
$1.095
million (the “Placement”). Net proceeds to the Company after fees and expenses of the placement agent were approximately
$1.0
million. Each Series E Share is initially convertible into common stock at the option of the holder at the conversion price of
$0.25
per share, which is equivalent to
100
shares of the Company’s common stock for each Series E Share (see Note
13,
Preferred Stock and Warrants – Series E Senior Convertible Voting Perpetual Preferred Stock).

To assist with the upfront purchases of inventory required for future product deliveries, the Company entered into advance payment arrangements with certain customers, whereby the customers reimburse the Company for raw material purchases prior to the shipment of the finished products. The Company will continue to seek similar terms in future agreements with these customers and other customers.

Management will continue to review all aspects of its business including, but not
limited to, the contribution of its individual business segments, in an effort to improve cash flow and reduce costs and expenses, while continuing to invest, to the extent possible, in new product development for future revenue streams.

Management will also continue to seek additional working capital and liquidity through debt (including debt refinancing), equity financing or possible product line sales or cessation of unprofitable business product lines, however there are no
assurances that such financings or product line sales will be available at all, or on terms acceptable to the Company.

Our historical operating results and forecasting uncertainties indicate that substantial doubt exists related to our ability to continue as a going concern. Management believes that through the actions to date and possible future actions described above, we should have the necessary liquidity to continue operations at least twelve
months from the issuance of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to maintain or generate additional liquidity, including the availability of additional financing, or whether such actions would generate the expected liquidity as currently planned. Forecasting uncertainties also exist with respect to our EW test system product line due to the potential longer than anticipated sales cycles, as well as with potential delays in the refinement of certain features or requisition of certain components and/or our ability to efficiently manufacture it in a timely manner.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not
include any adjustments that might result if the Company were unable to do so.

2	Going Concern and Management’s Plan

The Company incurred net losses of
$3.1
million and
$1.5
million in the fiscal years ended
March 31, 2018
and
March 25, 2017,
respectively. These losses have contributed to an accumulated deficit of
$28.7
million as of
March 31, 2018.
The Company has also experienced delays in the development of features, orders, and shipments for the new EW test system products. These delays have significantly contributed to a decrease in working capital (deficit) from
$620,000
on
March 25, 2017,
to (
$386,000
) on
March 31, 2018.

The new EW test system products have now shipped to several customers, but potential delays in the refinement of features, longer than anticipated sales cycles, or the ability to efficiently manufacture our EW test system products, could significantly contribute to additional future losses and decreases in working capital.

To help fund operations, the Company relies on advances under the line of credit with Bridge Bank. The line of credit which expired on
May 7, 2017,
was renewed through
May 6, 2019.
The credit agreement includes a subjective acceleration clause, which allows for amounts due under the facility to become immediately due in the event of a material adverse change in the Company’s business condition (financial or otherwise), operations, properties or prospects, or ability to repay the credit based on the lender’s judgement. As of
March 31, 2018,
the line of credit had a balance of
$552,000,
and additional borrowing capacity of
$77,000,
respectively.

During
April 2017,
we entered into a
$1.5
million loan agreement with Partners For Growth, V L.P. (“PFG”) to provide additional cash to fund our operations. As a result of experiencing continued delays in receiving EW test system product orders in fiscal
2018,
we were unable to maintain compliance with certain financial covenants required by the PFG loan and, as a result, were subject to a default interest rate between
June 2017
and
March 2018.
On
March 26, 2018,
and concurrent with the execution of certain stock purchase agreements for the sale of new Series E Convertible Preferred Stock and conditional upon the sale of at least
$1.0
million in gross proceeds thereof, the Company and PFG entered into a modification agreement which provided for the restructuring of certain terms of the PFG loan including resetting of the financial covenants for the remaining loan term (see Note
8,
Term Loans, Revolving Line of Credit and Warrants).

In order to raise additional working capital and to restructure the PFG loan, on
March 26, 2018,
the Company entered into a Securities Purchase Agreement for the sale of
43,800
shares of a newly designated series of
6.0%
Series E Senior Convertible Voting Perpetual Preferred Stock (“Series E Shares”) to approximately
15
private investors. The purchase price for each Series E Share was
$25.00.
Gross proceeds received by the Company were approximately
$1.095
million (the “Placement”). Net proceeds to the Company after fees and expenses of the Placement was approximately
$1.0
 million. Each Series E Share is initially convertible at the option of the holder at the purchase price of
$0.25
per share of common stock, which is
100
shares of the Company’s common stock per each Series E Share (see Note
19,
Private Preferred Stock and Warrants – Series E Senior Convertible Voting Perpetual Preferred Stock).

To assist with the upfront purchases of inventory required for future product deliveries, the Company entered into advance payment arrangements with certain customers, whereby the customers reimburse the Company for raw material purchases prior to the shipment of the finished products. The Company will continue to seek similar terms in future agreements with these customers and other customers.

Management will continue to review all aspects of its business including, but not
limited to, the contribution of its individual business segments, in an effort to improve cash flow and reduce costs and expenses, while continuing to invest, to the extent possible, in new product development for future revenue streams.

Management will also continue to seek additional working capital and liquidity through debt (including debt refinancing), equity financing or possible product line sales or cessation of unprofitable business product lines, however there are no
assurances that such financings or product line sales will be available at all, or on terms acceptable to the Company.

Our historical operating results and forecasting uncertainties indicate that substantial doubt exists related to our ability to continue as a going concern. Management believes that through the actions to date and possible future actions described above, we should have the necessary liquidity to continue operations at least twelve
months from the issuance of the financial statements. However, we cannot predict, with certainty, the outcome of our actions to maintain or generate additional liquidity, including the availability of additional financing, or whether such actions would generate the expected liquidity as currently planned. Forecasting uncertainties also exist with respect to our EW test system product line due to the potential longer than anticipated sales cycles, as well as with potential delays in the refinement of certain features, and/or our ability to efficiently manufacture it in a timely manner.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not
include any adjustments that might result if the Company were unable to do so.